Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 75,000	$ 190,000